CONSOLIDATED SCHEDULE OF INVESTMENTS
Asset Strategy (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value

Communication Services
Integrated Telecommunication Services – 1.1%
Deutsche Telekom AG, Registered Shares(A)	393		$7,910

Interactive Media & Services – 1.7%
Alphabet, Inc., Class A(B)	6		12,478

Total Communication Services - 2.8%			20,388

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.0%
adidas AG(A)	24		7,424

Auto Parts & Equipment – 0.9%
Aptiv plc(B)	48		6,575

Automobile Manufacturers – 0.4%
Subaru Corp.(A)	155		3,088

General Merchandise Stores – 0.9%
Dollar Tree, Inc.(B)	61		6,933

Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.(B)	3		10,625

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(B)	—	*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(B)(C)(D)(E)	32		—	*
Media Group Holdings LLC, Series T(B)(C)(D)(E)	4		—

			—	*

Total Consumer Discretionary - 4.6%			34,645

Consumer Staples
Distillers & Vintners – 0.7%
Pernod Ricard S.A.(A)	28		5,326

Household Products – 0.9%
Procter & Gamble Co. (The)	49		6,692

Hypermarkets & Super Centers – 0.8%
Wal-Mart Stores, Inc.	46		6,252

Packaged Foods & Meats – 1.4%
China Mengniu Dairy Co. Ltd.(A)	899		5,148
Nestle S.A., Registered Shares(A)	49		5,473

			10,621

Personal Products – 0.8%
Unilever plc(A)	109		6,081

Total Consumer Staples - 4.6%			34,972

Energy
Oil & Gas Exploration & Production – 0.9%
Canadian Natural Resources Ltd.	215		6,638

Oil & Gas Refining & Marketing – 1.7%
Phillips 66	41		3,379
Reliance Industries Ltd.(A)	353		9,663

Reliance Industries Ltd.(A)	24	357

		13,399

Total Energy - 2.6%		20,037

Financials
Diversified Banks – 1.5%
BNP Paribas S.A.(A)	128	7,761
UniCredit S.p.A.(A)	362	3,825

		11,586

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.	40	4,437

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The)	23	7,453
Morgan Stanley	91	7,037

		14,490

Life & Health Insurance – 2.1%
AIA Group Ltd.(A)	606	7,347
Ping An Insurance (Group) Co. of China Ltd., H Shares(A)	710	8,451

		15,798

Mortgage REITs – 1.1%
AGNC Investment Corp.	501	8,393

Other Diversified Financial Services – 1.3%
ORIX Corp.(A)	564	9,510

Thrifts & Mortgage Finance – 1.0%
Housing Development Finance Corp. Ltd.(A)	207	7,071

Total Financials - 9.6%		71,285

Health Care
Biotechnology – 1.1%
Genmab A.S.(A)(B)	16	5,261
Sarepta Therapeutics, Inc.(B)	34	2,551

		7,812

Health Care Equipment – 2.6%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)	124	7,105
Masimo Corp.(B)	20	4,616
Zimmer Holdings, Inc.	48	7,664

		19,385

Managed Health Care – 0.9%
Anthem, Inc.	19	6,669

Pharmaceuticals – 2.6%
Eli Lilly and Co.	29	5,354
GlaxoSmithKline plc(A)	296	5,248
Merck KGaA(A)	52	8,963

		19,565

Total Health Care - 7.2%		53,431

Industrials
Aerospace & Defense – 1.8%
Airbus SE(A)	69	7,838
Northrop Grumman Corp.	17	5,491

		13,329

Construction & Engineering – 1.7%
Larsen & Toubro Ltd.(A)	304	5,894
Vinci(A)	62	6,393

		12,287

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar, Inc.	15	3,529

Electrical Components & Equipment – 1.1%
Schneider Electric S.A.(A)	51	7,832

Environmental & Facilities Services – 0.7%
Waste Management, Inc.	40	5,145

Industrial Machinery – 1.5%
Ingersoll-Rand, Inc.(B)	226	11,109

Railroads – 2.5%
Canadian Pacific Railway Ltd.	24	8,932
Union Pacific Corp.	45	10,012

		18,944

Trading Companies & Distributors – 1.0%
Ferguson plc(A)	60	7,210

Total Industrials - 10.8%		79,385

Information Technology
Application Software – 2.9%
Adobe, Inc.(B)	20	9,734
Intuit, Inc.	31	11,833

		21,567

Data Processing & Outsourced Services – 3.0%
Fiserv, Inc.(B)	82	9,796
Visa, Inc., Class A	62	13,065

		22,861

Internet Services & Infrastructure – 0.5%
VeriSign, Inc.(B)	19	3,833

IT Consulting & Other Services – 0.8%
Garter, Inc., Class A(B)	33	5,970

Semiconductor Equipment – 1.0%
ASML Holding N.V., Ordinary Shares(A)	13	7,617

Semiconductors – 1.1%
Marvell Technology Group Ltd.	39	1,890
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	330	6,798

		8,688

Systems Software – 2.5%
Microsoft Corp.	79	18,722

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	79	9,702
Samsung Electronics Co. Ltd.(A)	140	10,044
Seagate Technology	82	6,302

		26,048

Total Information Technology - 15.2%		115,306

Materials
Diversified Metals & Mining – 0.3%
Teck Resources Ltd., Class B	112	2,142

Gold – 0.5%
Barrick Gold Corp.	162	3,217

Total Materials - 0.8%		5,359

Utilities
Multi-Utilities – 1.0%
E.ON AG(A)		650	7,563

Total Utilities - 1.0%			7,563

TOTAL COMMON STOCKS – 59.2%			$442,371

(Cost: $362,464)
PREFERRED STOCKS

Consumer Discretionary
Automobile Manufacturers – 1.0%
Volkswagen AG, 2.260%(A)		27	7,548

Total Consumer Discretionary - 1.0%			7,548

TOTAL PREFERRED STOCKS – 1.0%			$7,548

(Cost: $5,319)
PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount

Kansas City Southern, Call $230.00, Expires 6-18-21	220	22	780
Pinterest, Inc., Class A, Call $75.00, Expires 5-21-21	954	95	675
Teck Resources Ltd., Class B, Call $22.00, Expires 8-20-21, OTC (Ctrpty: Citibank N.A.)	1,054	105	141
Volkswagen AG, Call EUR250.00, Expires 6-18-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	260	26	459

TOTAL PURCHASED OPTIONS – 0.3%			$2,055

(Cost: $1,376)

ASSET-BACKED SECURITIES		Principal

British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (G)		$397	415
United Airlines Pass-Through Certificates, Series 2020-1B, 4.875%, 1-15-26		2,000	2,077

TOTAL ASSET-BACKED SECURITIES – 0.4%			$2,492

(Cost: $2,397)

CORPORATE DEBT SECURITIES

Communication Services
Cable & Satellite – 0.2%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 1.500%, 2-15-31	2,000	1,856

Integrated Telecommunication Services – 1.0%
AT&T, Inc.:
2.250%, 2-1-32	1,500	1,426
3.650%, 6-1-51	2,653	2,566
Verizon Communications, Inc.:
2.100%, 3-22-28	650	653
1.500%, 9-18-30	3,000	2,754

		7,399

Total Communication Services - 1.2%		9,255

Consumer Discretionary
Apparel Retail – 0.2%
Ross Stores, Inc., 1.875%, 4-15-31	1,500	1,407

Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp., 4.625%, 7-10-25	2,000	2,198
VF Corp., 2.800%, 4-23-27	500	527

		2,725

Automobile Manufacturers – 0.4%
Nissan Motor Co. Ltd.:
4.345%, 9-17-27(G)	1,537	1,672
4.810%, 9-17-30(G)	1,098	1,204

		2,876

Automotive Retail – 0.2%
7-Eleven, Inc., 1.300%, 2-10-28(G)	2,000	1,916

Casinos & Gaming – 0.2%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(G)	1,250	1,248

General Merchandise Stores – 0.3%
Dollar General Corp., 3.500%, 4-3-30	2,000	2,156

Internet & Direct Marketing Retail – 1.2%
Alibaba Group Holding Ltd., 2.125%, 2-9-31	2,000	1,908
Amazon.com, Inc.:
1.500%, 6-3-30	654	623
2.500%, 6-3-50	218	195
Expedia Group, Inc., 3.800%, 2-15-28	1,000	1,059
Meituan:
2.125%, 10-28-25(G)	2,439	2,428
3.050%, 10-28-30(G)	732	712
Prosus N.V., 3.832%, 2-8-51(G)	2,500	2,196

		9,121

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D, 0.000%, 10-2-23(H)	3,642	637

Total Consumer Discretionary - 3.0%		22,086

Consumer Staples
Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):

3.500%, 6-1-30	860	932
4.500%, 6-1-50	432	490

		1,422

Drug Retail – 0.3%
CVS Health Corp., 1.300%, 8-21-27	2,000	1,921

Food Retail – 0.4%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(G)	3,000	3,063

Packaged Foods & Meats – 0.3%
BRF GmbH, 2.277%, 1-20-32(G)	2,000	1,934

Tobacco – 0.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 3.700%, 2-4-51	3,000	2,733

Total Consumer Staples - 1.6%		11,073

Energy
Integrated Oil & Gas – 0.1%
Petronas Capital Ltd., 3.500%, 4-21-30(G)	432	462

Oil & Gas Exploration & Production – 0.3%
Saudi Arabian Oil Co.:
1.625%, 11-24-25(G)	940	946
2.250%, 11-24-30(G)	1,210	1,159

		2,105

Oil & Gas Refining & Marketing – 0.6%
Petroleos del Peru S.A., 5.625%, 6-19-47	2,000	2,101
Valero Energy Corp., 2.150%, 9-15-27	2,102	2,060

		4,161

Oil & Gas Storage & Transportation – 1.0%
Energy Transfer Operating L.P., 3.750%, 5-15-30	2,000	2,062
Galaxy Pipeline Assets BidCo Ltd.:
2.160%, 3-31-34(G)	2,000	1,938
2.625%, 3-31-36(G)	1,500	1,434
Williams Partners L.P., 5.100%, 9-15-45	1,500	1,720

		7,154

Total Energy - 2.0%		13,882

Financials
Asset Management & Custody Banks – 0.6%
Ares Capital Corp., 2.150%, 7-15-26	2,000	1,948
Citadel Finance LLC, 3.375%, 3-9-26(G)	2,500	2,473

		4,421

Diversified Banks – 7.0%
Australia and New Zealand Banking Group Ltd., 2.570%, 11-25-35(G)	1,881	1,768
Banco de Credito del Peru:
3.125%, 7-1-30(G)	1,938	1,942
3.250%, 9-30-31(G)	2,000	2,000
Banco Santander S.A.:
5.375%, 4-17-25(G)	702	788
1.849%, 3-25-26	2,000	1,996
Barclays plc, 3.564%, 9-23-35	659	660
BNP Paribas S.A., 4.625%, 3-13-27(G)	3,610	4,045
Credit Agricole S.A.:
1.907%, 6-16-26(G)	2,657	2,694
8.125%, 3-23-69(G)	2,000	2,410
HSBC Holdings plc:
2.848%, 6-4-31	652	652

6.875%, 12-29-49	1,089	1,099
6.375%, 3-17-69	2,000	2,175
4.600%, 6-17-69	1,101	1,089
ING Groep N.V., 6.875%, 12-29-49	2,681	2,790
Intesa Sanpaolo S.p.A.:
3.250%, 9-23-24	700	745
3.875%, 7-14-27	2,351	2,541
Societe Generale S.A.:
1.488%, 12-14-26(G)	2,000	1,965
3.653%, 7-8-35(G)	1,532	1,530
Standard Chartered plc, 4.300%, 2-19-27(G)	3,000	3,246
Svenska Handelsbanken AB, 4.750%, 3-1-69	3,000	3,142
Swedbank AB, 5.625%, 3-17-69	2,000	2,139
UniCredit S.p.A.:
2.569%, 9-22-26(G)	2,200	2,209
5.861%, 6-19-32(G)	3,047	3,373
5.459%, 6-30-35(G)	2,672	2,832
Wells Fargo & Co., 3.900%, 3-15-69	1,500	1,515

		51,345

Diversified Capital Markets – 0.7%
Credit Suisse Group AG, 2.193%, 6-5-26(G)	1,654	1,681
Deutsche Bank AG, 2.129%, 11-24-26	2,000	2,005
UBS Group AG, 2.095%, 2-11-32(G)	1,500	1,419

		5,105

Financial Exchanges & Data – 0.3%
Intercontinental Exchange, Inc., 1.850%, 9-15-32	2,408	2,204

Investment Banking & Brokerage – 0.6%
Charles Schwab Corp. (The), 4.000%, 6-1-69	2,000	2,030
Macquarie Bank Ltd., 3.624%, 6-3-30(G)	436	446
Morgan Stanley, 1.928%, 4-28-32	2,500	2,362

		4,838

Life & Health Insurance – 0.2%
AIA Group Ltd.:
3.375%, 4-7-30(G)	540	575
3.200%, 9-16-40(G)	1,098	1,080

		1,655

Multi-Line Insurance – 0.2%
Athene Holding Ltd., 6.150%, 4-3-30	1,287	1,569

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 1.122%, 1-28-27	2,500	2,445

Specialized Finance – 0.6%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 4.500%, 9-15-23	2,657	2,858
LSEGA Financing plc, 1.375%, 4-6-26(G)	2,000	1,980

		4,838

Total Financials - 10.5%		78,420

Health Care
Pharmaceuticals – 0.3%
AbbVie, Inc., 3.200%, 11-21-29	2,000	2,128

Total Health Care - 0.3%		2,128

Industrials
Aerospace & Defense – 0.4%
Boeing Co. (The):

4.875%, 5-1-25	1,083	1,206
5.150%, 5-1-30	1,083	1,247
5.805%, 5-1-50	644	811

		3,264

Airlines – 0.3%
Southwest Airlines Co., 5.250%, 5-4-25	2,042	2,323

Airport Services – 0.2%
Airport Authority Hong Kong, 1.625%, 2-4-31(G)(I)	2,000	1,865

Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd., 2.450%, 3-16-31(G)	611	593

Total Industrials - 1.0%		8,045

Information Technology
Data Processing & Outsourced Services – 0.3%
PayPal Holdings, Inc., 2.300%, 6-1-30	2,000	1,981

Internet Services & Infrastructure – 0.3%
Baidu, Inc., 1.720%, 4-9-26	1,970	1,961

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 3.625%, 5-15-25(G)	326	353

Semiconductors – 0.5%
Broadcom, Inc.:
4.700%, 4-15-25	541	610
1.950%, 2-15-28(G)(I)	1,500	1,466
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(G)	1,318	1,222

		3,298

Systems Software – 0.1%
VMware, Inc., 3.900%, 8-21-27	500	546

Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.:
2.400%, 8-20-50	878	756
2.650%, 2-8-51	2,000	1,828

		2,584

Total Information Technology - 1.7%		10,723

Materials
Diversified Metals & Mining – 0.4%
Glencore Funding LLC:
1.625%, 9-1-25(G)	659	659
2.500%, 9-1-30(G)	1,537	1,478
Teck Resources Ltd., 3.900%, 7-15-30	1,000	1,045

		3,182

Steel – 0.4%
CSN Resources S.A., 7.625%, 2-13-23(G)	2,960	3,071

Total Materials - 0.8%		6,253

Real Estate
Industrial REITs – 0.5%
Aircastle Ltd., 5.250%, 8-11-25(G)	1,466	1,601
Avolon Holdings Funding Ltd., 2.750%, 2-21-28(G)	2,500	2,349

		3,950

Total Real Estate - 0.5%		3,950

Utilities
Electric Utilities – 0.7%
Chile Electricity PEC S.p.A., 0.000%, 1-25-28(G)(H)	1,000	815
FEL Energy VI S.a.r.l., 5.750%, 12-1-40(G)	2,000	2,050
Virginia Electric and Power Co., Series A, 2.450%, 12-15-50	2,500	2,136

		5,001

Independent Power Producers & Energy Traders – 0.2%
NRG Energy, Inc.:
2.000%, 12-2-25(G)	1,100	1,100
2.450%, 12-2-27(G)	110	109

		1,209

Total Utilities - 0.9%		6,210

TOTAL CORPORATE DEBT SECURITIES – 23.5%		$172,025
(Cost: $176,968)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.2%
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 4.800%, 1-25-59(G)(J)	1,061	1,069
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F, 6.250%, 11-15-26	214	218
Verus Securitization Trust, Series 2019-2, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 4.440%, 5-25-59(G)(J)	531	535

		1,822

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,822

(Cost: $1,830)

OTHER GOVERNMENT SECURITIES(K)

Chile - 0.3%
Republic of Chile, 2.550%, 1-27-32	2,000	2,015

Colombia - 0.0%
Republic of Colombia, 3.125%, 4-15-31	327	320

Mexico - 0.2%
United Mexican States, 5.000%, 4-27-51	1,500	1,626

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$3,961

(Cost: $4,192)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 6.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
0.638%, 11-25-29(L)	2,023	100
1.328%, 6-25-30(L)	1,796	189
4.500%, 1-15-43(L)	3,997	660
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps), 6.044%, 11-15-47(J)(L)	2,099	397

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 3.536%, 12-25-49(G)(J)	2,751	2,946
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 3.853%, 2-25-51(G)(J)	600	647
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates, 2.500%, 1-1-51	2,192	2,254
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(L)	1,966	364
4.500%, 5-25-47(L)	1,673	279
5.000%, 3-25-49(L)	1,407	237
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 5.511%, 6-25-45(J)(L)	3,362	649
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
6.011%, 4-25-45(J)(L)	1,686	384
5.991%, 4-25-46(J)(L)	3,923	694
5.991%, 8-25-46(J)(L)	4,024	719
6.141%, 6-25-48(J)(L)	8,835	1,915
Federal National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 2.802%, 2-25-27(J)	1,976	2,131
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.500%, 8-1-48	7,733	8,190
3.500%, 11-1-49	6,974	7,474
3.000%, 8-1-50	1,101	1,169
2.000%, 12-1-50	3,579	3,576
2.000%, 1-1-51	2,850	2,861
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 6-20-50	9,251	9,764

		47,599

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 6.4%		$47,599
(Cost: $48,220)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 1.7%
U.S. Treasury Bonds:
0.875%, 11-15-30(I)	2,100	1,942
2.750%, 8-15-47	4,710	5,034
1.625%, 11-15-50	5,000	4,167
U.S. Treasury Notes, 1.125%, 2-15-31(I)	1,900	1,795

		12,938

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.7%		$12,938
(Cost: $13,346)

BULLION – 4.7%	Troy Ounces
Gold	21	35,312

(Cost: $25,266)

SHORT-TERM SECURITIES	Shares
Money Market Funds(N) - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(M)	705	705
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	14,767	14,767

		15,472

TOTAL SHORT-TERM SECURITIES – 2.1%		$15,472
(Cost: $15,472)

TOTAL INVESTMENT SECURITIES – 100.0%		$743,595
(Cost: $656,850)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		142

NET ASSETS – 100.0%		$743,737

Notes to Consolidated Schedule of Investments

* Not shown due to rounding.

(A) Listed on an exchange outside the United States.

(B) No dividends were paid during the preceding 12 months.

(C) Restricted securities. At March 31, 2021, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,298	$–	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	–

			$30,711	$–	*

The total value of these securities represented 0.0% of net assets at March 31, 2021.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated.
(E)	Securities whose value was determined using significant unobservable inputs.
(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Renminbi and EUR — Euro).
(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $87,111 or 11.7% of net assets.

(H)	Zero coupon bond.
(I)	All or a portion of securities with an aggregate value of $4,080 are on loan.
(J)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(M)	Investment made with cash collateral received from securities on loan.
(N)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following total return swap agreements were outstanding at March 31, 2021:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount(F)	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
China Government Bond	Long	Morgan Stanley & Co. International plc	05/22/2021	CNY9,135	7-Day China Fixing Repo Rates plus 65 bps	$108	$—	$108

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at March 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Kansas City Southern	N/A	Put	220	22	June 2021	$185.00	$142	$(54)
Pinterest, Inc., Class A	N/A	Put	954	96	May 2021	55.00	358	(95)
	N/A	Call	954	95	May 2021	100.00	174	(120)
Teck Resources Ltd., Class B	Citibank N.A.	Put	1,054	105	August 2021	16.00	97	(98)
	Citibank N.A.	Call	1,054	105	August 2021	30.00	30	(32)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	260	26	June 2021	EUR175.00	37	(38)
	Morgan Stanley & Co., Inc.	Call	260	26	June 2021	300.00	153	(201)

							$991	$(638)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$442,371	$—	$—	*
Preferred Stocks	7,548	—	—
Purchased Options	1,455	600	—
Asset-Backed Securities	—	2,492	—
Corporate Debt Securities	—	172,025	—
Mortgage-Backed Securities	—	1,822	—
Other Government Securities	—	3,961	—
United States Government Agency Obligations	—	47,599	—
United States Government Obligations	—	12,938	—
Bullion	35,312	—	—
Short-Term Securities	15,472	—	—
Total	$502,158	$241,437	$—	*
Total Return Swaps	$—	$108	$—
Liabilities
Written Options	$215	$423	$—

During the period ended March 31, 2021, there were no transfers between any levels.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2020 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/Company Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$743,737	$35,490	4.77%

Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	743,737	26	0.00

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$656,850

Gross unrealized appreciation	137,369
Gross unrealized depreciation	(50,624)

Net unrealized appreciation	$86,745